UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     June 30, 2011

Check here if Amendment [ ]                        Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:     Bluefin Investment Management LLC

Address:  1235 Westlakes Drive, Suite 130
          Berwyn, PA 19312

Form 13F File Number:  28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Burney

Title:    Member

Phone:   (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney         Berwyn, PA            August 10, 2011
----------------         -------------        -----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X]    13F HOLDINGS REPORT

[  ]   13F NOTICE

[  ]   13F COMBINATION REPORT


                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            33
                                                 ----
Form 13F Information Table Value Total:     $ 256,213 (in thousands)
                                            ------------------------


List of Other Included Managers:

None

                                      Title of              Value   Shr/PRN    SH/  Put/  Investment   Other         Voting Auth
Name of Issuer                         Class      CUSIP    (x1000)   Amount    PRN  Call  Discretion  Managers   Sole   Shared Other
------------------------------------  --------  ---------  -------  ---------  ---  ----  ----------  --------   ----   ------ -----
ANAREN INC                            Common    032744104   4,936     232,300  SH           Sole                232,300
AVAGO TECHNOLOGIES LTD                Common    Y0486S104  14,702     386,900  SH           Sole                386,900
BLACKBOARD INC.                       Common    091935502   8,105     186,800  SH           Sole                186,800
BODY CENT CORP                        Common    09689U102  11,666     495,800  SH           Sole                495,800
BUCKLE INC                            Common    118440106   7,900     185,000  SH           Sole                185,000
CHECK POINT SOFTWARE TECH LTD         Common    M22465104   5,810     102,200  SH           Sole                102,200
CINEMARK HOLDINGS INC                 Common    17243V102   7,692     371,400  SH           Sole                371,400
COGNIZANT TECHNOLOGY SOLUTIONS CORP   Cl A      192446102   6,505      88,700  SH           Sole                 88,700
CONVIO INC                            Common    21257W105   4,521     418,200  SH           Sole                418,200
CORRECTIONS CORP AMER                 Common    22025Y407   9,387     433,600  SH           Sole                433,600
DEXCOM INC                            Common    252131107   7,400     510,700  SH           Sole                510,700
DIGITALGLOBE INC                      Common    25389M877  14,601     574,600  SH           Sole                574,600
EXPRESS SCRIPTS                       Common    302182100   6,019     111,500  SH           Sole                111,500
FREESCALE SEMICONDUCTOR HLDG          Common    G3727Q101   7,021     381,800  SH           Sole                381,800
GEN-PROBE INC                         Common    36866T103   9,066     131,100  SH           Sole                131,100
GEO GROUP INC                         Common    36159R103   5,580     242,300  SH           Sole                242,300
HEARTLAND EXPRESS INC                 Common    422347104   9,020     544,700  SH           Sole                544,700
INTERNAP NETWORK SERVICES CORP        Common    45885A300   3,914     532,500  SH           Sole                532,500
LOGMEIN INC                           Common    54142L109  13,079     339,100  SH           Sole                339,100
MASIMO CORP                           Common    574795100  13,902     468,400  SH           Sole                468,400
NUVASIVE INC                          Common    670704105   7,339     223,200  SH           Sole                223,200
OCZ TECHNOLOGY GROUP INC              Common    67086E303   1,158     144,700  SH           Sole                144,700
OMNIVISION THECHNOLOGIES INC          Common    682128103   5,434     156,100  SH           Sole                156,100
REALD INC                             Common    75604L105   3,216     137,500  SH           Sole                137,500
SS&C TECHNOLOGIES HLDGS INC           Common    78467J100  10,444     525,600  SH           Sole                525,600
SXC HEALTH SOLUTIONS CORP             Common    78505P100   9,038     153,400  SH           Sole                153,400
TENNANT CO                            Common    880345103   4,875     122,100  SH           Sole                122,100
THORATEC CORP                         Common    885175307   5,317     162,000  SH           Sole                162,000
ULTA SALON COSMETICS & FRAG I         Common    90384S303   7,620     118,000  SH           Sole                118,000
UNITED THERAPEUTICS CORP DEL          Common    91307C102  13,665     248,000  SH           Sole                248,000
VALUEVISION MEDIA INC                 CL A      92047K107   4,820     630,000  SH           Sole                630,600
VERA BRADLEY INC                      Common    92335C106   4,748     124,300  SH           Sole                124,300
WASTE CONNECTIONS INC                 Common    941053100   7,714     243,100  SH           Sole                243,100